Prospectus Supplement
John Hancock Investment Trust
John Hancock Emerging Markets Equity Fund (the fund)
Supplement dated October 31, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
As of October 31, 2025 (the Effective Date), Kathryn Langridge will no longer serve as a portfolio manager of the fund. As of the Effective Date, Bryony Deuchars, CFA, FCA, David Dugdale, PhD, CFA, Charlie Dutton, Bhupinder Sachdev, CFA, and Talib Saifee will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Ms. Langridge will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
John Hancock Emerging Markets Equity Fund (the fund)
Supplement dated October 31, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
As of October 31, 2025 (the Effective Date), Kathryn Langridge will no longer serve as a portfolio manager of the fund. As of the Effective Date, Bryony Deuchars, CFA, FCA, David Dugdale, PhD, CFA, Charlie Dutton, Bhupinder Sachdev, CFA, and Talib Saifee will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Ms. Langridge will be removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.